Business Acquisitions - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Nov. 30, 2017	Nov. 01, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 359,045		$ 179,314			$ 139,983
Neuco
Business Acquisition [Line Items]
Cash and cash equivalents					$ 800
Accounts receivable					18,300
Other receivables					5,400
Prepaid expenses and other current assets					1,600
Property and equipment					15,100
Intangible assets					44,800
Goodwill					32,200
Total assets acquired					118,200
Current liabilities					(18,600)
Other long-term liabilities					(300)
Net assets acquired					$ 99,300
Linetec
Business Acquisition [Line Items]
Cash and cash equivalents		$ 3,900
Accounts receivable		32,800
Revenue earned on contracts in progress in excess of billings		21,600
Prepaid expenses and other current assets		1,100
Property and equipment		89,400
Intangible assets		89,300
Goodwill		188,500
Total assets acquired		426,600
Accounts payable		8,000
Accrued liabilities		6,900
Deferred compensation and related accrued taxes		3,400
Redeemable noncontrolling interest		81,700
Total liabilities assumed and noncontrolling interest		100,000
Net assets acquired		$ 326,600		$ 99,000